Label	Element	Value
Tocqueville Alternative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tocqueville Alternative Strategies Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Tocqueville Alternative Strategies Fund (the “Fund” or the “Alternative Strategies Fund”) seeks higher returns and lower volatility than the Standard & Poor’s (“S&P”) 500 Index over a 3-5 year time horizon.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 01, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example affect the Fund’s performance.  During the most recent fiscal period, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund pursues its investment objective by employing a combination of long-biased and market neutral arbitrage trading strategies that principally entail investments in common stock, convertible securities, and fixed income securities issued by companies of any market capitalization, primarily in the United States.  Long-biased trades are typically unhedged or partially hedged long positions in bonds and stocks of U.S. companies, and market neutral trades are typically a combination of a long and short position designed to neutralize certain market risks of owning the long position.  By implementing these strategies, the Advisor seeks to achieve absolute returns over a 1-2 year time period and risk-adjusted returns for the Fund that exceed the returns of the S&P 500® Index over longer time periods. By seeking “absolute returns” over a 1-2 year time period, the Advisor means that it will seek to achieve a positive return irrespective of the market environment.  The Advisor believes that positive returns over a 1-2 year time period will lead to the outperformance of the S&P 500® Index over longer time periods due to compounding of returns.

The Advisor anticipates that, over time, the Fund’s portfolio will generally exhibit modest, low, or negative correlations to most major U.S. equity and fixed income benchmarks and indices as a result of the absolute return orientation of the Advisor.  “Correlation” is a statistical measure of how two securities move in relation to each other.

The Advisor expects that a majority of the Fund’s un-hedged trades will be in long positions. However, the Fund may also take a short position in a security when the Advisor believes that the security is overvalued at its current market price.

The Advisor also expects that the Fund’s use of a combination of equity, fixed income and hedging strategies will result in lower volatility than the S&P 500® Index over a multi-year time frame. In normal times, fixed income securities have lower volatility than equities and imperfect correlation with equities. The Advisor believes that generally using short positions that are very highly correlated with the corresponding long position to hedge against its long positions may lower volatility and the risk of permanent impairment of capital.  The Fund is not limited as to its asset allocation among different asset classes.  As such, the Fund may have 100% of its portfolio invested in any of stocks, bonds or cash-equivalents.  The Fund may invest in fixed income securities of any maturity and of any credit quality.

The Advisor will attempt to generate favorable returns for the Fund by using its value investing philosophy as the primary lens for identifying various inefficiencies in equity and fixed income markets. Some of these inefficiencies include misinterpretation of financial data by market participants, under- or over-pricing of volatility, and mispricing of bankruptcy risk and liquidity risk.

The Advisor believes that inefficiencies will exist regardless of the current direction of the relevant markets. In this sense, these offsetting or “arbitrage” trades that seek to capitalize on market inefficiencies are “market neutral.” Examples of these trading strategies include: convertible arbitrage (e.g., taking a long position in a convertible bond and shorting the related stock); intra-capital structure arbitrage (taking securities of the same issuer outside the framework of convertible arbitrage, including by establishing paired long and short positions); and corporate event arbitrage (trading an issuer’s securities in anticipation of the outcome of some corporate event, decision, or regulatory approval). In general, in implementing a market-neutral strategy the Advisor will seek trades for the Fund that consists of a pair of related securities. In these trades, the relatively undervalued security will be purchased outright and the relatively overvalued security will be sold short, although other permutations are available to the Advisor.

The Fund may employ distressed securities as part of its strategies, including fixed income securities that are rated below investment-grade or that are unrated (i.e., “junk” bonds). The Fund’s investments in junk bonds may comprise a significant portion of its portfolio. In addition, the Fund may borrow funds or obtain other forms of leverage (by entering into short sales or investing in listed options) in connection with implementing its investment strategies, subject to applicable regulatory limits and related Securities and Exchange Commission (“SEC”) guidance on asset coverage for certain types of investments with embedded leverage. The Fund also may invest up to 25% of its aggregate net asset value in the securities of companies organized and headquartered outside the United States, including in emerging markets. These investments may include American Depositary Receipts (“ADRs”), which are negotiable receipts issued by a U.S. bank or trust company that evidence ownership of securities in a foreign company deposited with the bank or trust company’s office or agent in a foreign country. In addition, the Fund may employ options, warrants and shares of other investment companies, including exchange-traded funds (“ETFs”), as part of its strategies.

Certain parts of the Fund’s investment strategy will involve active and frequent trading. As a result, the Fund’s portfolio turnover is expected to exceed 100% on an annual basis, which will result in the Fund incurring transaction costs that detract from performance and affect the tax treatment of the Fund’s gains.

The Advisor will generally seek to sell or begin unwinding a position in the Fund’s portfolio if it concludes that it would not enter into that position for the Fund based on current prices. In addition, the Advisor will typically consider tax implications, transaction costs, liquidity constraints, and holding period restrictions in seeking to sell or unwind a position for the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You may lose money by investing in the Fund.  The Fund is subject to the following risks:

●	the price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably;

●	a stock or stocks selected for the Fund’s portfolio may fail to perform as expected, and

●
a value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur .

The Fund may also be subject to risks particular to its investments in the common stocks of small cap companies and mid cap companies, including:

●	small and mid cap companies rely on limited product lines, financial resources and business activities that may make them more susceptible than larger companies to setbacks or downturns; and

●	small and mid cap companies are less liquid and more thinly traded which make them more volatile than stocks of larger companies.

The Fund is also subject to risks particular to its investments in convertible securities and debt securities, including:

●	the value of convertible securities and debt securities decline as interest rates increase and increase when interest rates decline;

●	the value of debt securities will typically decline if the issuer or guarantor of that security defaults or is downgraded or is perceived to be less creditworthy;

●	debt securities rated below investment grade (“junk bonds”) generally have higher credit risk than higher rated securities and are more speculative in nature; and

●	investments in junk bonds are speculative in nature and often trade at a substantial discount to their face value because the market perceives a high likelihood that their issuers will default.

The Fund is subject to special risks associated with its trading strategies, including:

●	there is no guarantee that the quantitative analytical tools used by the Advisor to identify potential investments for the Fund will be successful;

●
the Advisor’s market-neutral arbitrage strategies, which are generally designed to exploit market volatility, could be disrupted by continued high levels of volatility, or periods of low volatility, and adversely affect the Fund’s performance;

●	the Fund’s perceived mispricing of related securities with respect to convertible arbitrage transactions may not be corrected by movements in market prices;

●
if the Fund purchases a security in connection with the announcement of a corporate event that is not consummated, the market price of the security will likely fall and the Fund may experience a loss on its position;

●
there may not be a sufficiently liquid market for securities traded in intra-capital structure arbitrage transactions.  In addition, management of a company may make decisions affecting its capital structure that run contrary to the Advisor’s expectations at the time it enters into an arbitrage position for the Fund in such company’s securities; and

●
active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case which could negatively affect the Fund’s performance.

In addition, there are special risks associated with investing in non-U.S. securities, including:

●	the value of foreign currencies may decline relative to the U.S. dollar;

●	a foreign government may expropriate the Fund’s assets;

●	political, social or economic instability in a foreign country in which the Fund invests may cause the value of the Fund’s investments to decline; and

●	the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.

Certain transactions the Fund may undertake, including short positions in financial instruments, may give rise to a form of leverage.  Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile.  In establishing a short position in a security, the Fund may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss which is theoretically unlimited.  With respect to certain kinds of investments and trades, including short sales, the Fund must segregate liquid assets, or engage in other measures to “cover” open positions.  The Fund may incur losses on these investments even if they are covered.

Who may want to invest in the Fund?

●	investors who want a diversified portfolio;

●	long-term investors who want potential growth over time;

●	investors who can tolerate fluctuations in the net asset value (“NAV”) per share;

●	investors who are willing to assume the risk of losing their investment in the Fund; and

●	investors who are comfortable with assuming the added risk associated with the Fund’s investment strategies in return for the possibility of long term rewards.

Keep in mind that mutual fund shares:

●	are not deposits of any bank;

●	are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and

●	are subject to investment risks, including the possibility that you could lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Keep in mind that mutual fund shares: are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund is the successor to the Bridgehampton Value Strategies Fund, a series of Investment Managers Series Trust (the “Predecessor Fund”) pursuant to a reorganization that took place on June 27, 2014.  The performance information provided prior to June 30, 2014 is historical information for the Predecessor Fund’s Class I shares.(1)  Additionally, the Fund has adopted the Financial Statements of the Predecessor Fund.  The bar chart below shows how the Fund’s investment results have varied from year-to-year.  The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index and secondary index provided to offer a broader market perspective.  This information provides some indication of the risks of investing in the Fund.  Past performance information is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at http://www.tocqueville.com/mutual-funds.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information provides some indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.tocqueville.com/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance information is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Return (before taxes) For each calendar year at NAV
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
(1)	The Fund has only assumed the performance of the Predecessor Fund since it has been a registered investment company and not its performance as an unregistered limited liability company.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the highest return for a calendar quarter was 3.90% (quarter ended 3/31/2013) and the lowest return for a calendar quarter was -7.56% (quarter ended 9/30/2015).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.56%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2015)
Tocqueville Alternative Strategies Fund | S&P 500® Index (TR) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (TR) (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2012
Tocqueville Alternative Strategies Fund | HFRX North America Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	HFRX North America Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.35%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2012
Tocqueville Alternative Strategies Fund | Tocqueville Alternative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividends and Interest Expense on Short Sales	rr_Component1OtherExpensesOverAssets	0.48%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	1.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.96%
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.84%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 287
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	904
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,272
Annual Return 2013	rr_AnnualReturn2013	5.80%
Annual Return 2014	rr_AnnualReturn2014	5.37%
Annual Return 2015	rr_AnnualReturn2015	(3.34%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.34%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2012
Tocqueville Alternative Strategies Fund | Tocqueville Alternative Strategies Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.40%)	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.43%	[3]
Tocqueville Alternative Strategies Fund | Tocqueville Alternative Strategies Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.84%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.17%

[1]	Effective October 1, 2015, the Advisor approved a reduction in the advisory fee for the Fund to 1.25% of the average daily net assets on asset up to $1 billion, and 1.00% of the average daily nets assets over $1 billion .
[2]	The Advisor has contractually agreed to waive the Fund's management fees and/or reimburse expenses in order to ensure that the Fund's Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement do not exceed 1.90% of its average daily net assets (excluding taxes, dividends and interest expense on short sales, interest expense, acquired fund fees and expenses, or extraordinary expenses such as litigation). The Expense Limitation Agreement will remain in effect until at least March 1, 2017 and may not be terminated by the Advisor before such time.
[3]	The Fund has only assumed the performance of the Predecessor Fund since it has been a registered investment company and not its performance as an unregistered limited liability company.